Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Property and equipment, gross	$ 10,240	$ 9,773	$ 9,657
Less: accumulated depreciation	(6,744)	(5,730)	(3,748)
Total	3,496	4,043	5,909
Furniture and Fixtures
Property and equipment, gross	1,089	1,087	1,132
Computer Equipment and Software
Property and equipment, gross	4,038	4,035	3,829
Leasehold Improvements
Property and equipment, gross	4,756	4,295	4,392
Website
Property and equipment, gross	$ 357	$ 356	$ 304